Subsequent Events (Details Narrative) (10-K)									1 Months Ended			3 Months Ended		12 Months Ended
	Apr. 27, 2021 USD ($) $ / shares shares	Apr. 27, 2021 USD ($) $ / shares shares	Apr. 26, 2021 USD ($) Trading Integer	Apr. 23, 2021 USD ($) $ / shares shares	Mar. 26, 2021 USD ($) $ / shares shares	Feb. 16, 2021 USD ($)	Oct. 28, 2020 USD ($) Trading	May 05, 2020 USD ($)	May 31, 2021 USD ($) shares	Apr. 30, 2021 USD ($) Trading $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Apr. 30, 2021 USD ($) $ / shares shares	Apr. 30, 2020 USD ($)	Jan. 31, 2021 USD ($) $ / shares	Jan. 31, 2020 USD ($) shares	Jul. 31, 2019 $ / shares
Subsequent Event [Line Items]
Shares issued price per unit | $ / shares														$ 0.350
Warrant exercise price per share | $ / shares																$ 0.8100
Net proceeds from debt												$ 60,000		$ 82,000	$ 240,000
Legal fees												$ 19,947	$ 50,536	$ 167,800	$ 37,706
Common Stock [Member]
Subsequent Event [Line Items]
Number of common stock shares issued | shares															60,000
April 2021 Note [Member]
Subsequent Event [Line Items]
Net proceeds from debt			$ 60,000
Debt instrument interest rate			8.00%
Legal fees			$ 3,000
Debt instrument, maturity date			Apr. 23, 2022
Debt instrument convertible consecutive trading days | Integer			180
Common stock conversion price per share			75.00%
Debt instrument, convertible, threshold trading days | Trading			10
October 2020 Note [Member]
Subsequent Event [Line Items]
Proceeds from issuance of warrants										$ 20,000
Shares issued price per unit | $ / shares	$ 0.797	$ 0.797		$ 0.797						$ 1.038		$ 1.038
Warrants term										3 years		3 years
Warrant exercise price per share | $ / shares										$ 1.453		$ 1.453
Net proceeds from debt							$ 82,000
Debt instrument interest rate							8.00%
Legal fees							$ 3,000
Debt instrument, maturity date							Sep. 01, 2021
Debt instrument convertible consecutive trading days | Trading							180
Common stock conversion price per share							75.00%
Debt instrument, convertible, threshold trading days | Trading							10
Number of common stock shares issued in conversion | shares		18,832		15,049								33,881
Debt instrument conversion, amount		$ 15,000		$ 12,000								$ 27,000
October 2020 Note [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of common stock shares issued | shares										19,268
October 2020 Note [Member] | Warrant [Member]
Subsequent Event [Line Items]
Number of common stock shares issued | shares										9,634
CEO [Member]
Subsequent Event [Line Items]
Number of common stock shares issued | shares					17,006
Proceeds from issuance of warrants					$ 20,000
Shares issued price per unit | $ / shares					$ 1.176
Warrants purchase | shares					8,503
Warrants term					3 years
Warrant exercise price per share | $ / shares					$ 1.646
CEO [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of common stock shares issued | shares											49,412
Proceeds from issuance of warrants											$ 55,000
Shares issued price per unit | $ / shares											$ 1.113
Warrants purchase | shares											24,706
Warrants term											3 years
Warrant exercise price per share | $ / shares											$ 1.558
Investor [Member]
Subsequent Event [Line Items]
Warrants purchase | shares										55,115		55,115
Warrants term										3 years		3 years
Paycheck Protection Program [Member]
Subsequent Event [Line Items]
Proceeds from loan								$ 30,387
Loan, interest rate								1.00%
Subsequent Event [Member] | April 2021 Note [Member]
Subsequent Event [Line Items]
Net proceeds from debt										$ 60,000
Debt instrument interest rate										8.00%		8.00%
Legal fees										$ 3,000
Debt instrument, maturity date										Apr. 23, 2022
Debt instrument convertible consecutive trading days | Trading										180
Common stock conversion price per share										75.00%
Debt instrument, convertible, threshold trading days | Trading										10
Subsequent Event [Member] | October 2020 Note [Member]
Subsequent Event [Line Items]
Proceeds from issuance of warrants										$ 20,000
Shares issued price per unit | $ / shares										$ 1.038		$ 1.038
Warrants term										3 years		3 years
Warrant exercise price per share | $ / shares										$ 1.453		$ 1.453
Common stock conversion price per share	79.70%			79.70%
Number of common stock shares issued in conversion | shares	18,832			15,049					98,472
Debt instrument conversion, amount	$ 15,000			$ 12,000					$ 69,900
Subsequent Event [Member] | October 2020 Note [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of common stock shares issued | shares										19,268
Subsequent Event [Member] | October 2020 Note [Member] | Warrant [Member]
Subsequent Event [Line Items]
Number of common stock shares issued | shares										9,634
Subsequent Event [Member] | CEO [Member]
Subsequent Event [Line Items]
Number of common stock shares issued | shares											17,006
Proceeds from issuance of warrants											$ 20,000
Shares issued price per unit | $ / shares											$ 1.176
Warrants purchase | shares											8,503
Warrants term											3 years
Warrant exercise price per share | $ / shares											$ 1.646
Subsequent Event [Member] | Investor [Member]
Subsequent Event [Line Items]
Number of common stock shares issued | shares										9,818	6,000
Proceeds from issuance of warrants										$ 10,000	$ 2,100
Shares issued price per unit | $ / shares										$ 1.019	$ 0.35	$ 1.019
Warrants purchase | shares										4,909		4,909
Warrants term										3 years		3 years
Warrant exercise price per share | $ / shares										$ 1.426		$ 1.426
Subsequent Event [Member] | Payroll Protection Program [Member]
Subsequent Event [Line Items]
Proceeds from loan						$ 32,497
Subsequent Event [Member] | Paycheck Protection Program [Member]
Subsequent Event [Line Items]
Loan, interest rate						1.00%
Loan, term						5 years
Subsequent Event [Member] | Issuance of Common Stock [Member] | CEO [Member]
Subsequent Event [Line Items]
Number of common stock shares issued | shares											49,412
Proceeds from issuance of warrants											$ 55,000
Shares issued price per unit | $ / shares											$ 1.113
Warrants purchase | shares											24,706
Warrants term											3 years
Warrant exercise price per share | $ / shares											$ 1.558